SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private placement to purchase ordinary shares	$ 23,125,000	$ 23,125,000
Federal depository insurance coverage	$ 250,000	$ 250,000